Property, plant and equipment, net (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2020
Property, plant and equipment
Property, plant and equipment, net	€ 23,149	€ 23,719
Thereof pledged assets of Property, Plant and Equipment	12,080	12,261
European Investment Bank
Property, plant and equipment
Assets as collateral to bank			€ 10,000
Property
Property, plant and equipment
Property, plant and equipment, net	17,550	18,048
Production equipment
Property, plant and equipment
Property, plant and equipment, net	4,117	4,329
Other PPE
Property, plant and equipment
Property, plant and equipment, net	861	894
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment, net	€ 621	€ 448